MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

July 20, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant") Registration Numbers: 333-160918 and 811-22321

Dear Sir/Madam:

On July 20, 2016, we electronically transmitted for filing pursuant to Rule 485(a) a Prospectus and Statement of Additional Information for MainStay Epoch Capital Growth Fund (the “Fund”), a series of MainStay Funds Trust, filed on Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 98 under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of this Amendment is to add disclosure regarding the prior performance of similar accounts to the Fund. Other than this additional disclosure, there are no other material changes to the Fund’s Prospectus and Statement of Additional Information that were reviewed by the Staff in June 2016 for the Fund’s launch.

Therefore, we request that the Amendment be afforded selective review pursuant to the guidance set forth in IC-13768. Selective review would serve to expedite the review process, as well as use the Staff’s time more effectively. In this regard, we hereby request selective review of the Prospectus and Statement of Additional Information contained in the Amendment limited to the changes described above.

Please direct any questions concerning the filing to Rachel Kuo at 201.685.6232 or Rachel_Kuo@newyorklife.com.

Sincerely,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary

cc:	J. Kevin Gao Thomas C. Bogle